Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Residential Non-Agency Prime [Member] | Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 624	$ 803	$ 1,103
Net Gains (Losses) Included in Net Income	(6)	(10)	6
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	8	91	4
Purchases
Sales		(109)	(115)
Principal Payments	(148)	(151)	(195)
Issuances
Settlements
End of Period Balance	478	624	803
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	9	65	(4)
Residential Non-Agency Non-Prime [Member] | Residential [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	355	802	947
Net Gains (Losses) Included in Net Income	(13)	(24)	(7)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	17	228	1
Purchases
Sales	(20)	(562)	(13)
Principal Payments	(42)	(89)	(126)
Issuances
Settlements
End of Period Balance	297	355	802
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	17	80	1
Asset Backed Securities Other [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	15	117	133
Net Gains (Losses) Included in Net Income	3	7	10
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	1		(7)
Purchases	51	3	5
Sales		(93)
Principal Payments	(7)	(19)	(24)
Issuances
Settlements
End of Period Balance	63	15	117
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period		2	(7)
Corporate debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	9	9	9
Net Gains (Losses) Included in Net Income
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases
Sales
Principal Payments
Issuances
Settlements
End of Period Balance	9	9	9
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,003	1,893	2,377
Net Gains (Losses) Included in Net Income	(16)	(13)	25
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	26	311
Purchases	51	3	5
Sales	(20)	(906)	(132)
Principal Payments	(197)	(285)	(382)
Issuances
Settlements
End of Period Balance	847	1,003	1,893
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	26	147	(7)
Mortgage servicing rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,700	1,519	1,837
Net Gains (Losses) Included in Net Income	203	(818)	(972)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases	8	42	35
Sales
Principal Payments
Issuances	769	957	619
Settlements
End of Period Balance	2,680	1,700	1,519
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	203	(818)	(972)
Commercial Non-Agency Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		42	50
Net Gains (Losses) Included in Net Income		1	3
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(3)
Purchases
Sales		(38)	(4)
Principal Payments		(5)	(4)
Issuances
Settlements
End of Period Balance			42
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period			(2)
Collateralized Loan Obligations [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance		120	135
Net Gains (Losses) Included in Net Income		13	13
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(8)	5
Purchases
Sales		(104)
Principal Payments		(21)	(33)
Issuances
Settlements
End of Period Balance			120
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period			5
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,179	1,228	851
Net Gains (Losses) Included in Net Income	(18)	2,398	1,550
Net Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases	1	3	1
Sales	(5)	(5)	(8)
Principal Payments
Issuances
Settlements	(712)	(2,445)	(1,166)
End of Period Balance	445	1,179	1,228
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period	$ (321)	$ 150	$ 442